Cash Distributions and Earnings Per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 23, 2015	Dec. 31, 2014
Description of the distribution amount per unit for all classes of units		First, 98% to the holders of common units and 2% to the General Partner until each common unit has received a minimum quarterly distribution of $0.4125 plus any arrearages from previous quarters; Second, 98% to the holders of subordinated units and 2% to the General Partner until each subordinated unit has received a minimum quarterly distribution of $0.4125; and Third, 98% to all unitholders, pro rata, and 2% to General Partner, until each unit has received an aggregate amount of $0.4744.
Quarterly cash distribution declared per unit	$ 0.1973
Annual cash distribution per unit		$ 1.65
Aggregate amount of cash distribution paid	$ 3,762
Description of loss allocation		Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units, subordinated units and general partner units on a 98%-2% basis.
Common and subordinated units
Net loss allocated to each class of unit		98.00%
Payment date		Feb. 12, 2015
General Partner
Net loss allocated to each class of unit		2.00%
Payment date		Feb. 09, 2015